UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Darryl Yee
        -------------------------
Title:  Compliance Analyst
        -------------------------
Phone:  (415) 486-6712
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Darryl Yee                   San Francisco, CA                    5/09/2007
--------------                   -----------------                    ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          141
                                         -----------
Form 13F Information Table Value Total:     $397,106
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
1-800-MUTUALS HOLDINGS CO      COM              68236@101      190  272093 SH       SOLE             272093      0    0
ABB LTD ADR                    COM              000375204     5502  320230 SH       SOLE             320230      0    0
ABBOTT LABORATORIES            COM              002824100     7286  130574 SH       SOLE             130574      0    0
ACTIVISION INC                 COM              004930202     2353  124205 SH       SOLE             124205      0    0
ADOBE SYSTEMS INC              COM              00724F101     7648  183400 SH       SOLE             183400      0    0
ADVANCED ANALOGIC TECHNOLOGIES COM              00752J108      312   47480 SH       SOLE              47480      0    0
AKAMAI TECHNOLOGIES INC        COM              00971T101     1157   23170 SH       SOLE              23170      0    0
ALASKA COMM SYSTEMS GROUP      COM              01167P101      421   28510 SH       SOLE              28510      0    0
ALCOA INC                      COM              013817101      946   27900 SH       SOLE              27900      0    0
ALLERGAN INC                   COM              018490102     1765   15930 SH       SOLE              15930      0    0
ALLIANCE DATA SYSTEMS CORP.    COM              018581108     2652   43026 SH       SOLE              43026      0    0
ALLSCRIPTS INC                 COM              01988P108      393   14670 SH       SOLE              14670      0    0
ALTRIA GROUP INC               COM              02209S103     4734   53910 SH       SOLE              53910      0    0
AMERICAN EXPRESS CO            COM              025816109     4909   87045 SH       SOLE              87045      0    0
AMERICAN TOWER CORP CL A       COM              029912201     8512  218526 SH       SOLE             218526      0    0
AMETEK INC                     COM              031100100     2870   83083 SH       SOLE              83083      0    0
AMVESCAP PLC ADR               COM              03235E100      905   40970 SH       SOLE              40970      0    0
ANDERSONS INC                  COM              034164103      335    7540 SH       SOLE               7540      0    0
APPLE INC                      COM              037833100     7498   80705 SH       SOLE              80705      0    0
AQUANTIVE INC.                 COM              03839G105      384   13760 SH       SOLE              13760      0    0
ARRIS GROUP INC                COM              04269Q100      312   22180 SH       SOLE              22180      0    0
ATHEROS COMMUNICATIONS         COM              04743P108      395   16500 SH       SOLE              16500      0    0
BALL CORP.                     COM              058498106     1235   26942 SH       SOLE              26942      0    0
BILL BARRETT CORP              COM              06846N104      466   14390 SH       SOLE              14390      0    0
BON TON STORES, INC.           COM              09776J101      445    7910 SH       SOLE               7910      0    0
BRIGHTPOINT INC                COM              109473405      281   24600 SH       SOLE              24600      0    0
BROADCOM CORP-CL A             COM              111320107     6101  190255 SH       SOLE             190255      0    0
BUNGE LIMITED                  COM              G16962105     2800   34050 SH       SOLE              34050      0    0
CADENCE DESIGN SYSTEMNS        COM              127387108     1516   71990 SH       SOLE              71990      0    0
CARDINAL HEALTH INC            COM              14149Y108     5592   76651 SH       SOLE              76651      0    0
CASCADE CORP                   COM              147195101      361    6030 SH       SOLE               6030      0    0
CATERPILLAR INC                COM              149123101     6501   96985 SH       SOLE              96985      0    0
CB RICHARD ELLIS GROUP CL A    COM              12497T101     2437   71280 SH       SOLE              71280      0    0
CHURCH & DWIGHT CO INC         COM              171340102     1309   26002 SH       SOLE              26002      0    0
CIRCUIT CITY STORES INC        COM              172737108     3301  178160 SH       SOLE             178160      0    0
CISCO SYSTEMS INC              COM              17275R102     6523  255499 SH       SOLE             255499      0    0
COGENT INC                     COM              19239Y108      293   21780 SH       SOLE              21780      0    0
COGNIZANT TECH SOLUTIONS CORP. COM              192446102     7889   89381 SH       SOLE              89381      0    0
COLGATE-PALMOLIVE CO           COM              194162103     7986  119572 SH       SOLE             119572      0    0
CONCEPTUS INC                  COM              206016107      319   15930 SH       SOLE              15930      0    0
CONCUR TECHNOLOGIES INC.       COM              206708109      355   20350 SH       SOLE              20350      0    0
COOPER INDUSTRIES LTD          COM              G24182100     1283   28515 SH       SOLE              28515      0    0
CORNING INC                    COM              219350105     6476  284793 SH       SOLE             284793      0    0
CUBIST PHARMACEUTICALS INC     COM              229678107      322   14610 SH       SOLE              14610      0    0
CVS/CAREMARK CORP              COM              126650100     5866  171818 SH       SOLE             171818      0    0
CYMER INC                      COM              232572107      358    8620 SH       SOLE               8620      0    0
CYTYC CORP.                    COM              232946103     1183   34565 SH       SOLE              34565      0    0
DICK'S SPORTING GOODS INC      COM              253393102     2265   38885 SH       SOLE              38885      0    0
ELECTRONIC ARTS INC            COM              285512109     5492  109050 SH       SOLE             109050      0    0
F5 NETWORKS INC                COM              315616102     1193   17890 SH       SOLE              17890      0    0
FEDERAL EXPRESS                COM              31428X106     7329   68219 SH       SOLE              68219      0    0
FOUNDRY NETWORKS INC           COM              35063R100     1470  108321 SH       SOLE             108321      0    0
GENENTECH INC                  COM              368710406     6811   82948 SH       SOLE              82948      0    0
GENLYTE GROUP                  COM              372302109      365    5170 SH       SOLE               5170      0    0
GEN-PROBE INC                  COM              36866T103     2889   61371 SH       SOLE              61371      0    0
GENZYME CORP GENERAL DIVISION  COM              372917104     7222  120316 SH       SOLE             120316      0    0
GFI GROUP                      COM              361652209      453    6670 SH       SOLE               6670      0    0
GIGAMEDIA LIMITED              COM              Y2711Y104      389   28130 SH       SOLE              28130      0    0
GILEAD SCIENCES INC            COM              375558103     6681   87160 SH       SOLE              87160      0    0
GLOBAL TELESYSTEMS EUROPE (EUR COM              99NAAM907        0   33706 SH       SOLE              33706      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     7788   37692 SH       SOLE              37692      0    0
GOOGLE                         COM              38259P508     7095   15486 SH       SOLE              15486      0    0
GRANT PRIDECO INC              COM              38821G101     1768   35470 SH       SOLE              35470      0    0
GUESS? INC                     COM              401617105      330    8140 SH       SOLE               8140      0    0
GYMBOREE CORP                  COM              403777105     1391   34720 SH       SOLE              34720      0    0
HARSCO CORP.                   COM              415864107    11150  248557 SH       SOLE             248557      0    0
HEWLETT-PACKARD CO             COM              428236103     6964  173485 SH       SOLE             173485      0    0
HILTON HOTELS CORP             COM              432848109     5856  162866 SH       SOLE             162866      0    0
HONDA MOTOR CO LTD ADR-NEW     COM              438128308     3940  112990 SH       SOLE             112990      0    0
HUMANA INC                     COM              444859102     1966   33880 SH       SOLE              33880      0    0
ICONIX BRAND GROUP INC         COM              451055107      976   47850 SH       SOLE              47850      0    0
II-VI                          COM              902104108      386   11410 SH       SOLE              11410      0    0
INFORMATICA CORP               COM              45666Q102      285   21210 SH       SOLE              21210      0    0
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     1639   40606 SH       SOLE              40606      0    0
INTERSIL HOLDING CORP          COM              46069S109     1528   57685 SH       SOLE              57685      0    0
INVESTMENT TECHNOLOGY GROUP    COM              46145F105      392    9990 SH       SOLE               9990      0    0
J CREW GROUP INC               COM              46612H402     2173   54090 SH       SOLE              54090      0    0
J.C. PENNY INC                 COM              708160106     4750   57815 SH       SOLE              57815      0    0
JOHNSON & JOHNSON              COM              478160104     5894   97804 SH       SOLE              97804      0    0
JONES LANG LASALLE INC         COM              48020Q107      443    4250 SH       SOLE               4250      0    0
JOS A BANK CLOTHIERS INC.      COM              480838101      343    9692 SH       SOLE               9692      0    0
JP MORGAN CHASE & CO           COM              46625H100     3735   77210 SH       SOLE              77210      0    0
KLA-TENCOR CORPORATION         COM              482480100     1403   26306 SH       SOLE              26306      0    0
KMG CHEMICALS INC              COM              482564101      333   28310 SH       SOLE              28310      0    0
KOHL'S CORP                    COM              500255104     3032   39579 SH       SOLE              39579      0    0
LAMAR ADVERTISING CO           COM              512815101     1217   19330 SH       SOLE              19330      0    0
LAZARD LTD                     COM              G54050102     1192   23750 SH       SOLE              23750      0    0
MEDTRONIC INC                  COM              585055106     5433  110747 SH       SOLE             110747      0    0
MEMC ELECTRONCS                COM              552715104     6632  109470 SH       SOLE             109470      0    0
MERRILL LYNCH & CO.            COM              590188108     4905   60050 SH       SOLE              60050      0    0
MICROCHIP TECHNOLOGY INC       COM              595017104     6000  168876 SH       SOLE             168876      0    0
MICROSOFT CORP                 COM              594918104     5488  196893 SH       SOLE             196893      0    0
MILLICOM INTL CELLULAR S.A.    COM              L6388F110      681    8690 SH       SOLE               8690      0    0
MONSTER WORLDWIDE INC.         COM              611742107     2073   43760 SH       SOLE              43760      0    0
NALCO HOLDING CO               COM              62985Q101      354   14800 SH       SOLE              14800      0    0
NETWORK APPLIANCE INC          COM              64120L104     7068  193548 SH       SOLE             193548      0    0
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105      225   12360 SH       SOLE              12360      0    0
NII HOLDINGS INC               COM              62913F201     7786  104966 SH       SOLE             104966      0    0
NORDSTROM INC                  COM              655664100     1225   23155 SH       SOLE              23155      0    0
NUANCE COMMUNICATIONS INC      COM              67020Y100      389   25420 SH       SOLE              25420      0    0
NUVASIVE INC                   COM              670704105      411   17320 SH       SOLE              17320      0    0
NVIDIA CORPORATION             COM              67066G104      635   22080 SH       SOLE              22080      0    0
NYMEX HOLDINGS                 COM              62948N104     1077    7930 SH       SOLE               7930      0    0
OMNICELL INC                   COM              68213N109      442   21130 SH       SOLE              21130      0    0
OPSWARE INC                    COM              68383A101      491   67660 SH       SOLE              67660      0    0
OSHKOSH TRUCK CORP             COM              688239201     2505   47254 SH       SOLE              47254      0    0
PEPSICO INC                    COM              713448108     4654   73230 SH       SOLE              73230      0    0
PERFORMANCE FOOD GROUP CO      COM              713755106      323   10450 SH       SOLE              10450      0    0
PINNACLE ENTERTAINMENT CORP    COM              723456109      360   12370 SH       SOLE              12370      0    0
POLO RALPH LAUREN CORP         COM              731572103     1561   17705 SH       SOLE              17705      0    0
PSYCHIATRIC SOLUTIONS          COM              74439H108     1809   44865 SH       SOLE              44865      0    0
QUALCOMM INC                   COM              747525103      782   18340 SH       SOLE              18340      0    0
REDDY ICE HOLDINGS INC         COM              75734R105      364   12070 SH       SOLE              12070      0    0
RESEARCH IN MOTION             COM              760975102     4111   30120 SH       SOLE              30120      0    0
RF MICRO DEVICES INC           COM              749941100      308   49400 SH       SOLE              49400      0    0
S & P DEPOSITORY RECEIPT       COM              78462F103     1463   10300 SH       SOLE              10300      0    0
SBA COMMUNICATIONS CORP- CL A  COM              78388J106      379   12840 SH       SOLE              12840      0    0
SCHLUMBERGER LTD               COM              806857108     6008   86950 SH       SOLE              86950      0    0
SILGAN HOLDINGS INC            COM              827048109      323    6320 SH       SOLE               6320      0    0
SILICON MOTION TECHNOLOGY ADR  COM              82706C108      379   16850 SH       SOLE              16850      0    0
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     2484   89487 SH       SOLE              89487      0    0
SOTHEBY'S                      COM              835898107      358    8050 SH       SOLE               8050      0    0
STRYKER CORP                   COM              863667101     1460   22020 SH       SOLE              22020      0    0
SUN MICROSYSTEMS INC           COM              866810104     2736  455200 SH       SOLE             455200      0    0
TEXAS INSTRUMENTS INC          COM              882508104     4827  160366 SH       SOLE             160366      0    0
TJX COMPANIES INC NEW          COM              872540109     5012  185887 SH       SOLE             185887      0    0
UNITED RENTALS INC             COM              911363109      294   10700 SH       SOLE              10700      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     7118  109505 SH       SOLE             109505      0    0
UNIVERSAL ELECTRONICS INC.     COM              913483103      328   11770 SH       SOLE              11770      0    0
UTI WORLDWIDE                  COM              G87210103     1492   60720 SH       SOLE              60720      0    0
V F CORP                       COM              918204108     2772   33547 SH       SOLE              33547      0    0
VALEANT PHARMACEUTICALS INTL   COM              91911X104      393   22740 SH       SOLE              22740      0    0
VALUECLICK INC                 COM              92046N102      387   14810 SH       SOLE              14810      0    0
VIRGIN MEDIA INC               COM              92769L101      925   36640 SH       SOLE              36640      0    0
VULCAN MATERIALS CO            COM              929160109     6844   58758 SH       SOLE              58758      0    0
WALT DISNEY CO HOLDING CO      COM              254687106     5837  169520 SH       SOLE             169520      0    0
WESTERN UNION CO               COM              959802109     5362  244240 SH       SOLE             244240      0    0
WHOLE FOODS MARKET INC         COM              966837106      306    6830 SH       SOLE               6830      0    0
WYETH                          COM              983024100     6707  134072 SH       SOLE             134072      0    0
XTO ENERGY INC                 COM              98385X106     6144  112089 SH       SOLE             112089      0    0
YUM! BRANDS INC                COM              988498101     5471   94717 SH       SOLE              94717      0    0